Pioneer Disciplined Value Fund

Schedule of Investments | May 31, 2021

Ticker Symbols: Class A CVFCX Class C CVCFX Class R CVRFX Class Y CVFYX

Schedule of Investments | 5/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.6%
	COMMON STOCKS - 98.6% of Net Assets
	Aerospace & Defense - 1.1%
93,299	Spirit AeroSystems Holdings, Inc.	$4,591,244
	Total Aerospace & Defense	$4,591,244
	Air Freight & Logistics - 0.8%
14,808	United Parcel Service, Inc., Class B	$3,177,797
	Total Air Freight & Logistics	$3,177,797
	Auto Components - 1.5%
117,999	BorgWarner, Inc.	$6,052,169
	Total Auto Components	$6,052,169
	Automobiles - 1.3%
92,105(a)	General Motors Co.	$5,462,747
	Total Automobiles	$5,462,747
	Banks - 18.0%
585,294	Bank of America Corp.	$24,810,613
132,123	JPMorgan Chase & Co.	21,699,882
61,450	M&T Bank Corp.	9,874,400
312,990	Wells Fargo & Co.	14,622,893
65,573	Zions Bancorp N.A.	3,795,365
	Total Banks	$74,803,153
	Beverages - 3.2%
91,199	PepsiCo., Inc.	$13,491,980
	Total Beverages	$13,491,980
	Capital Markets - 0.5%
87,732	Brightsphere Investment Group, Inc.	$1,953,792
	Total Capital Markets	$1,953,792
	Chemicals - 4.7%
37,517	FMC Corp.	$4,377,859
44,347	International Flavors & Fragrances, Inc.	6,282,639
80,796	LyondellBasell Industries NV	9,099,246
	Total Chemicals	$19,759,744
	Communications Equipment - 3.7%
205,797	Cisco Systems, Inc.	$10,886,661
22,509	Motorola Solutions, Inc.	4,621,323
	Total Communications Equipment	$15,507,984
	Consumer Discretionary - 5.8%
184,043	Comcast Corp.	$10,553,026
15,196(a)	O’Reilly Automotive, Inc.	8,131,683
48,209	Starbucks Corp.	5,490,041
	Total Consumer Discretionary	$24,174,750
	Containers & Packaging - 1.0%
21,021	Crown Holdings, Inc.	$2,170,208
104,653	Graphic Packaging Holding Co.	1,850,265
	Total Containers & Packaging	$4,020,473
	Electric Utilities - 3.2%
157,025	American Electric Power Co., Inc.	$13,504,150
	Total Electric Utilities	$13,504,150
	Electrical Equipment - 4.9%
79,379	Eaton Corp. Plc	$11,529,800
32,926	Rockwell Automation, Inc.	8,683,244
	Total Electrical Equipment	$20,213,044
	Energy Equipment & Services - 1.8%
246,108	Schlumberger, Ltd.	$7,710,564
	Total Energy Equipment & Services	$7,710,564
	Equity Real Estate Investment Trusts (REITs) - 2.8%
22,384	Essex Property Trust, Inc.	$6,609,771
91,509(a)	Outfront Media, Inc.	2,190,726
24,589	Prologis, Inc.	2,897,568
	Total Equity Real Estate Investment Trusts (REITs)	$11,698,065
	Food & Staples Retailing - 1.0%
51,852	Sysco Corp.	$4,200,012
	Total Food & Staples Retailing	$4,200,012
	Health Care - 4.6%
130,281	Gilead Sciences, Inc.	$8,612,877
268,838	Pfizer, Inc.	10,412,096
	Total Health Care	$19,024,973
	Health Care Equipment & Supplies - 1.9%
40,798	Medtronic Plc	$5,164,619
16,735	Zimmer Biomet Holdings, Inc.	2,817,002
	Total Health Care Equipment & Supplies	$7,981,621
	Health Care Providers & Services - 2.6%
9,358	Anthem, Inc.	$3,726,543
32,995	HCA Healthcare, Inc.	7,086,996
	Total Health Care Providers & Services	$10,813,539
	Hotels, Restaurants & Leisure - 1.8%
51,250	Darden Restaurants, Inc.	$7,340,537
	Total Hotels, Restaurants & Leisure	$7,340,537
Shares		Value
	Industrial Conglomerates - 3.1%
56,795	Honeywell International, Inc.	$13,114,533
	Total Industrial Conglomerates	$13,114,533
	Insurance - 2.6%
63,933	Chubb, Ltd.	$10,867,971
	Total Insurance	$10,867,971
	IT Services - 1.8%
12,048	Automatic Data Processing, Inc.	$2,361,649
69,491	Cognizant Technology Solutions Corp.	4,972,776
	Total IT Services	$7,334,425
	Machinery - 3.6%
20,920	Illinois Tool Works, Inc.	$4,848,419
46,387	Stanley Black & Decker, Inc.	10,056,702
	Total Machinery	$14,905,121
	Media - 2.2%
68,492(a)	Meredith Corp.	$2,306,811
84,756	Omnicom Group, Inc.	6,970,333
	Total Media	$9,277,144
	Metals & Mining - 1.0%
70,039	Steel Dynamics, Inc.	$4,372,535
	Total Metals & Mining	$4,372,535
	Multi-Utilities - 0.8%
42,429	Dominion Energy, Inc.	$3,230,544
	Total Multi-Utilities	$3,230,544
	Oil, Gas & Consumable Fuels - 5.6%
83,978	Exxon Mobil Corp.	$4,901,796
154,590	Marathon Petroleum Corp.	9,553,662
241,099	Royal Dutch Shell Plc, Class B (A.D.R.)	8,756,715
	Total Oil, Gas & Consumable Fuels	$23,212,173
	Road & Rail - 2.7%
40,535	Norfolk Southern Corp.	$11,386,281
	Total Road & Rail	$11,386,281
	Semiconductors & Semiconductor Equipment - 1.5%
38,497	Analog Devices, Inc.	$6,336,606
	Total Semiconductors & Semiconductor Equipment	$6,336,606
	Software - 1.1%
57,515	Oracle Corp.	$4,528,731
	Total Software	$4,528,731
	Specialty Retail - 2.9%
180,818	TJX Cos., Inc.	$12,212,448
	Total Specialty Retail	$12,212,448
	Technology Hardware, Storage & Peripherals - 2.3%
269,377	Hewlett Packard Enterprise Co.	$4,299,257
65,825	NetApp, Inc.	5,092,880
	Total Technology Hardware, Storage & Peripherals	$9,392,137
	Textiles, Apparel & Luxury Goods - 1.2%
62,465	VF Corp.	$4,979,710
	Total Textiles, Apparel & Luxury Goods	$4,979,710
	TOTAL COMMON STOCKS
	(Cost $332,006,271)	$410,632,697
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.6%
	(Cost $332,006,271)	$410,632,697
	OTHER ASSETS AND LIABILITIES - 1.4%	$5,700,299
	NET ASSETS - 100.0%	$416,332,996

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$410,632,697	$–	$–	$410,632,697
Total Investments in Securities	$410,632,697	$–	$–	$410,632,697

During the nine months ended May 31, 2021, there were no transfers in or out of Level 3.